Operating Lease	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
OPERATING LEASE

9. OPERATING LEASE

In November 2022, the Company leased Land Use Rights in Vietnam under non-cancelable operating leases, with lease term of 45 years. The land is free of charge for the first five years and will be charged of rental fee of approximately $32,300 per annum. The Company constructed plants for manufacturing cells on the Land Use Rights. For the year ended December 31, 2023, the Company entered into certain staff dormitory lease agreements with third party lessors, all with a lease term of 3 years. For the year ended December 31, 2024, the Company terminated all long-term staff dormitory lease agreements with third party lessors.

For the year ended December 31, 2024, the Company entered into operating lease agreements for land, plant and offices in the USA (Note 4) and Ethiopia, with lease term ranging between 120 months and 125 months.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2024	December 31, 2023
Right of use assets	$36,627,800	$537,032

Operating lease liabilities, current	2,118,900	151,260
Operating lease liabilities, noncurrent	34,327,142	372,725
Total operating lease liabilities	$36,446,042	$523,985

Other information about the Company’s leases is as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Operating cash flows used in operating leases	$761,288	$173,267	$—
Weighted average remaining lease term (years)	10.5	32.4	44.9
Weighted average discount rate	7%	10%	11%

For the year ended December 31, 2024, operating lease expenses were $838,022, among which $271,485 was incurred for short-term lease. For the year ended December 31, 2023, operating lease expenses were $357,300, among which $216,177 was incurred for short-term lease. For the period from its inception on November 8, 2022 through December 31, 2022, operating lease expenses were $3,700, all of which was incurred for long-term lease.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

December 31, 2024
For the year ending December 31, 2025	$2,989,212
For the year ending December 31, 2026	4,605,390
For the year ending December 31, 2027	4,774,323
For the year ending December 31, 2028	4,928,710
For the year ending December 31, 2029	5,112,725
Thereafter	26,669,922
Total lease payments	49,080,282
Less: Imputed interest	(12,634,240)
Present value of operating lease liabilities	$36,446,042